Cash and bank balances - Summary of Cash And Cash Equivalents Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Cash and cash equivalents [abstract]
Cash and cheque on hand	₨ 0	$ 0	₨ 0		₨ 0
Balances with banks
- On current accounts	27,359	361	19,474		11,699
- Deposits with original maturity of less than 3 months	1,020	13	1,205		1,390
Total cash and cash equivalents	₨ 28,379	$ 374	₨ 20,679	$ 273	₨ 13,089	₨ 10,115